SEGMENTS	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated exit from the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – Europe, the Middle East and Africa (“Diversified Fresh Produce – EMEA”) and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas, pineapples and plantains which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, United Kingdom (“U.K.”), Swedish, Danish, South African, Czech, Slovakian, Polish, German and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s United States (“U.S.”), Canadian, Mexican, Chilean, Peruvian and Argentinian businesses, all of which market globally and locally-sourced fresh produce, including avocados, kiwis, apples, berries and cherries, from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the financial measures regularly reviewed by the CODM. The CODM uses Revenue and Adjusted EBITDA in assessing the performance of each segment. Revenue and Adjusted EBITDA are used to monitor budget versus actual operating results to evaluate the performance of a segment, make decisions on capital and operating funding, consider opportunities to increase profitability and establish management’s compensation. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation.
Adjusted EBITDA is reconciled below to net income by (1) adding the income or subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from certain derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which, during the three and six months ended June 30, 2025 and June 30, 2024, included subtracting impairment charges on goodwill, adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property or sales-type leases, subtracting restructuring charges and costs for legal matters not in the ordinary course of business and subtracting debt refinancing expenses; and (8) the Company’s share of these items from equity method investments.
The following tables provide revenue, other segment items and Adjusted EBITDA by reportable segment:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Segment Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$972,591	$851,451	$1,850,736	$1,675,680
Diversified Fresh Produce — EMEA	1,100,797	944,851	1,992,884	1,798,449
Diversified Fresh Produce — Americas & ROW	386,348	356,057	749,761	832,939
Total segment revenue	2,459,736	2,152,359	4,593,381	4,307,068
Intersegment revenue	(31,309)	(28,268)	(65,550)	(61,603)
Total consolidated revenue, net	$2,428,427	$2,124,091	$4,527,831	$4,245,465

Segment Adjusted EBITDA:[1]
Fresh Fruit	$72,756	$70,619	$136,087	$140,054
Diversified Fresh Produce – EMEA	48,984	42,695	76,644	68,654
Diversified Fresh Produce – Americas & ROW	15,378	12,107	29,209	26,812
Adjustments:
Income tax expense	(25,504)	(25,460)	(43,082)	(59,861)
Interest expense	(17,516)	(18,788)	(34,698)	(36,736)
Depreciation	(26,496)	(22,388)	(51,309)	(44,236)
Amortization of intangible assets	(1,737)	(1,886)	(3,468)	(4,159)
Mark to market (losses) gains	(17,153)	2,214	(23,069)	5,084
Gain (loss) on asset sales	8,737	—	11,178	(31)
Gain on disposal of businesses	48	1,995	409	75,945
Impairment of goodwill	—	—	—	(36,684)
Asset write-downs, net of insurance proceeds	3,617	(147)	3,617	1,699
Other items	(3,190)	73	(3,284)	27
Items in equity method earnings:
Dole’s share of depreciation	(1,793)	(1,491)	(3,460)	(3,471)
Dole’s share of amortization	(131)	(550)	(357)	(1,103)
Dole’s share of income tax expense	(2,263)	(1,694)	(3,430)	(2,261)
Dole’s share of interest expense	(917)	(911)	(1,708)	(1,861)
Dole’s share of gain on disposal of business interests	(4)	—	7,679	—
Dole’s share of other items	123	(341)	110	(338)
Income from continuing operations	52,939	56,047	97,068	127,534
Gain (loss) from discontinued operations, net of income taxes	(34,950)	32,018	(34,920)	25,967
Net income	$17,989	$88,065	$62,148	$153,501